Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property plant and equipment
Balance at December 31, 2023	$ 136,285	$ 153,424
Additions	15,934	9,375
Balance at June 30, 2024	163,627	135,951
Intangible assets
Opening Balance	2,255
Closing Balance	2,432
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,693	3,487
Capitalized Acquistion Costs [Member]
Property plant and equipment
Losses on exploration expenditures written off	(44)
Capitalised development expenditure [member]
Property plant and equipment
Losses on exploration expenditures written off	(164)
Intangible assets
Opening Balance	1,609	2,313
Translation adjustment	208	(299)
Closing Balance	1,653	2,014
Capitalized Acquistion Costs [Member]
Property plant and equipment
Balance at December 31, 2023	1,475	1,512
Additions	501	184
Write-offs	(4)	(25)
Transfers	(84)
Translation adjustment	196	(198)
Balance at June 30, 2024	$ 2,040	$ 1,473